Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officers (our Principal Executive Officers (“PEO”)) and the average of our NEOs other than the PEO for 2025, 2024, 2023, 2022 and 2021. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year (a)	Summary Compensation Table Total for First PEO(1) ($) (b)	Summary Compensation Table Total for Second PEO(1) ($) (b)	Compensation Actually Paid to First PEO(1)(2)(3) ($) (c)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)” (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)(5) (h)	Adjusted EBITDA(6) ($ Millions) (i)
							TSR ($) (f)	Peer Group TSR ($) (g)
2025		4,030,731		5,688,344	1,295,664	1,605,234	79.28	200.50	38.8	124.0
2024		3,664,088		3,151,809	840,265	545,756	60.72	176.19	4.1	111.8
2023	3,527,606	3,317,927	2,077,031	3,166,225	1,365,714	983,058	66.27	150.38	33.7	110.0
2022	4,245,485		1,009,177		1,211,633	394,458	71.49	114.07	(0.6)	70.8
2021	3,469,725		4,281,031		1,160,498	1,377,772	120.46	125.90	15.9	65.1

(1)
Barry A. Ruffalo was our only PEO for 2021 and 2022, and served as our PEO through January 6, 2023 (“First PEO”). Jaco van der Merwe was our PEO as of January 6, 2023 (“Second PEO”) through 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Brian Harris
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp	Barend Snyman	Barend Snyman
Jaco G. van der Merwe	Jaco G. van der Merwe	Barend Snyman	Michael Norris	Michael Norris
Anshu Pasricha	Anshu Pasricha	Anshu Pasricha	Heinrich Jonker	Terrell Gilbert
		Michael Norris	Brian Harris
Terrell Gilbert

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	4,030,731	(2,244,370)	3,901,983	5,688,344
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,295,664	(509,555)	819,125	1,605,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2025	3,462,914	405,213		33,856		3,901,983
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	757,455	51,109		10,561		819,125

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. Adjusted EBITDA is a non-GAAP measure, and disclosure as to how it is calculated from our audited financial statements is provided above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.”

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
Barry A. Ruffalo was our only PEO for 2021 and 2022, and served as our PEO through January 6, 2023 (“First PEO”). Jaco van der Merwe was our PEO as of January 6, 2023 (“Second PEO”) through 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Brian Harris
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp	Barend Snyman	Barend Snyman
Jaco G. van der Merwe	Jaco G. van der Merwe	Barend Snyman	Michael Norris	Michael Norris
Anshu Pasricha	Anshu Pasricha	Anshu Pasricha	Heinrich Jonker	Terrell Gilbert
		Michael Norris	Brian Harris
Terrell Gilbert

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	4,030,731	(2,244,370)	3,901,983	5,688,344
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2025	3,462,914	405,213		33,856		3,901,983

Non-PEO NEO Average Total Compensation Amount	$ 1,295,664	$ 840,265	$ 1,365,714	$ 1,211,633	$ 1,160,498
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,605,234	545,756	983,058	394,458	1,377,772
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,295,664	(509,555)	819,125	1,605,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	757,455	51,109		10,561		819,125

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s — cumulative TSR over the five most recently completed fiscal years and the Peer Group’s over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s — cumulative TSR over the five most recently completed fiscal years and the Peer Group’s over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Tabular List, Table
List of Most Important Financial Performance Measures
The following are the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our Second PEO and other NEOs for 2025 to Company performance.
Adjusted EBITDA
Return on Invested Capital
Relative TSR
Working Capital Turnover

Total Shareholder Return Amount	$ 79.28	60.72	66.27	71.49	120.46
Peer Group Total Shareholder Return Amount	200.5	176.19	150.38	114.07	125.9
Net Income (Loss)	$ 38,800,000	$ 4,100,000	$ 33,700,000	$ (600,000)	$ 15,900,000
Company Selected Measure Amount	124,000,000	111,800,000	110,000,000	70,800,000	65,100,000
PEO Name	Jaco van der Merwe
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2025	3,462,914	405,213		33,856		3,901,983
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	757,455	51,109		10,561		819,125

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. Adjusted EBITDA is a non-GAAP measure, and disclosure as to how it is calculated from our audited financial statements is provided above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.”

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Working Capital Turnover
Jaco van der Merwe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,030,731	$ 3,664,088	$ 3,317,927
PEO Actually Paid Compensation Amount	5,688,344	$ 3,151,809	3,166,225
Barry A. Ruffalo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,527,606	$ 4,245,485	$ 3,469,725
PEO Actually Paid Compensation Amount			$ 2,077,031	$ 1,009,177	$ 4,281,031
PEO | Jaco van der Merwe [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,244,370)
PEO | Jaco van der Merwe [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,901,983
PEO | Jaco van der Merwe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,462,914
PEO | Jaco van der Merwe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,213
PEO | Jaco van der Merwe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,856
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,555)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	819,125
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,455
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,109
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,561